Investment Objectives and Goals - Avos Global Equities ETF	Jan. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	AVOS GLOBAL EQUITIES ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Avos Global Equities ETF (the “Fund”) seeks to achieve long term capital appreciation.